Events After the Consolidated Statement of Financial Position Date - Additional Information (Detail) - CAD ($) $ in Millions	Feb. 26, 2019	Feb. 08, 2019
Thanachart bank public company limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest, potential divestiture	49.00%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected after tax loss on sale of operations		$ 170
Increase in Common Equity Tier 1 capital ratio		Six basis points